Segmented Information - Schedule of Geographical Areas (Detail) - Non-current assets, excluding deferred income tax assets and financial and other assets - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Non-current assets	$ 40,267	$ 36,315
Canada
Disclosure of geographical areas [line items]
Non-current assets	22,949	22,410
Chile
Disclosure of geographical areas [line items]
Non-current assets	13,771	10,555
United States
Disclosure of geographical areas [line items]
Non-current assets	1,788	1,710
Peru
Disclosure of geographical areas [line items]
Non-current assets	1,597	1,483
Other
Disclosure of geographical areas [line items]
Non-current assets	$ 162	$ 157